Right-of-Use Assets and Operating Lease Liabilities - Schedule of Maturity Analysis of Undiscounted Non-Cancellable Operating Lease Obligations (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
US$
Operating lease obligations one	$ 59,830	$ 94,208
Operating lease obligations two	49,858	78,507
Total undiscounted lease obligations	109,688	172,715
Less: imputed interest	(2,710)	(4,992)
Lease liabilities recognized in the consolidated balance sheet	$ 106,978	$ 167,723